Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
Building, property improvements and other property	106,794	123,276
Computer equipment and software	94,539	100,563
Construction in progress	43,675	45,129
Furniture, office and transportation equipment and others	20,554	21,631
	265,562	290,599
Less: accumulated depreciation and impairment	(93,756)	(114,568)
Net book value	171,806	176,031